MARKETABLE SECURITIES (Schedule of unrealized losses for less than 12 months and 12 months or greater) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Fair value	$ 71,877	$ 77,774
Unrealized losses	19	48
Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	14,927	65,083
Unrealized losses	19	30
More than 12 months [Member]
Marketable Securities [Line Items]
Fair value		12,691
Unrealized losses		18
Corporate debentures [Member]
Marketable Securities [Line Items]
Fair value		35,825
Unrealized losses		14
Corporate debentures [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	8,359	29,905
Unrealized losses	8	0
Corporate debentures [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value		5,920
Unrealized losses		14
Government agencies [Member]
Marketable Securities [Line Items]
Fair value		11,883
Unrealized losses		9
Government agencies [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	3,191	8,594
Unrealized losses	8	7
Government agencies [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value		3,289
Unrealized losses		2
Government debentures [Member]
Marketable Securities [Line Items]
Fair value		30,066
Unrealized losses		25
Government debentures [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	3,377	26,584
Unrealized losses	$ 3	23
Government debentures [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value		3,482
Unrealized losses		$ 2